PENSION LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Liability, Defined Benefit Plan [Abstract]
Schedule of Changes In Projected Benefit Obligations
The following tables provide a reconciliation of the changes in the plans' benefits obligation for the year ended December 31, 2018, and the statement of funds status as of December 31, 2019:

	December 31,
	2018	2019

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$2,123	$2,177
Service cost	16	12
Interest cost	47	47
Expenses paid	(227)	(203)
Exchange rates differences	121	(26)
Actuarial loss	97	361

Projected benefit obligation at end of year	$2,177	$2,368

Schedule of Assumptions Used
The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2018 and 2019 are as follows:

	December 31,
	2018	2019
Weighted-average assumptions
Discount rate	2.60%	2.30%
Rate of compensation increase	2.75%	2.25%

Schedule of Net Benefit Costs
The following table provides the components of net periodic benefits cost for the years ended December 31, 2017, 2018 and 2019:

	December 31,
	2017	2018	2019
Components of net periodic benefit cost
Service cost	$18	$16	$12
Interest cost	47	47	47

Net periodic benefit cost	$65	$63	$59

Schedule of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
December 31,
2019

2020	198
2021	202
2022	162
2023	152
2024 and thereafter	1,654

$2,368